Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Share-based payments	$ 3,309	$ 11,438	$ 13,507
Short-term employee benefits	2,264	2,943	2,625
Post-employment benefits	13	17	14
Compensation of key management personnel	$ 5,586	$ 14,398	$ 16,146